Income Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Tax withholdings	€ 154	€ 81
Indirect taxes	1,030	1,086
Social security	151	157
Current income taxes payable	580	486
Other	426	522
Total	2,341	2,332
Indirect tax	618	790
Current income taxes receivable	618	601
Other	139	142
Total	€ 1,375	€ 1,533